EQUITY - Movement in issued and outstanding share capital (Details)	6 Months Ended
	Jun. 30, 2023 Options shares	Jun. 30, 2022 Options
EQUITY
Number of shares, beginning balance	36,138,588
Issuance of Ordinary shares	32,739
Issuance of Ordinary shares in connection with the closing of the BCA	11,287,156
Exercise of employees' options into Ordinary shares | Options	23,126	113,178
Number of shares, ending balance	47,481,609